UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cooper Hill Partners, L.L.C.
           --------------------------------------------------
Address:   230 Park Avenue, 20th Floor
           --------------------------------------------------
           New York, New York 10169
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Casdin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212-207-1544
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Jeffrey Casdin             New York, New York          2/14/00
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        24
                                               -------------

Form 13F Information Table Value Total:       $ 237,518
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE
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 FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
------------------- ---------- ----------- --------- ------- ---- ---- -------- ------ ------- ------  -----
ABGENIX INC           COMMON    00339B107    29190   220300   SH         SOLE          220300    0        0
------------------------------------------------------------------------------------------------------------
ALEXION               COMMON    015351109      753    25000   SH         SOLE           25000    0        0
 PHARMACEUTICALS INC
------------------------------------------------------------------------------------------------------------
AMGEN INC             COMMON    031162100     4805    80000   SH         SOLE           80000    0        0
------------------------------------------------------------------------------------------------------------
CV THERAPEUTICS INC   COMMON    126667104     5600   214900   SH         SOLE          214900    0        0
------------------------------------------------------------------------------------------------------------
CELL GENSYS INC       COMMON    150921104     1587   123900   SH         SOLE          123900    0        0
------------------------------------------------------------------------------------------------------------
CELTRIX               COMMON    151186103     3671  1277000   SH         SOLE         1277000    0        0
 PHARMACEUTICALS INC
------------------------------------------------------------------------------------------------------------
CURAGEN CORP         COMMON     23126R101    41200   590686   SH         SOLE          590686    0        0
------------------------------------------------------------------------------------------------------------
DUSA                 COMMON     266898105     4491   157600   SH         SOLE          157600    0        0
 PHARMACEUTICALS INC
------------------------------------------------------------------------------------------------------------
GENENTECH INC        COMMON NEW 368710406     5514    41000   SH         SOLE           41000    0         0
------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC  COMMON     375558103     7637   141110   SH         SOLE          141110    0         0
------------------------------------------------------------------------------------------------------------
IDEC                 COMMON     449370105    19650   200000   SH         SOLE          200000    0         0
 PHARMACEUTICALS CORP
------------------------------------------------------------------------------------------------------------
IDX SYS CORP         COMMON     449491109     9375   300000   SH         SOLE          300000    0         0
------------------------------------------------------------------------------------------------------------
INCYTE               COMMON     45337C102    24000   400000   SH         SOLE          400000    0         0
 PHARMACEUTICALS INC
------------------------------------------------------------------------------------------------------------

MEDAREX INC         COMMON     583916101   13317      357500  SH       SOLE            357500     0        0
------------------------------------------------------------------------------------------------------------
MICROCIDE           COMMON     595018102    1065      120000  SH       SOLE            120000     0        0
 PHARMACEUTICAL INC
------------------------------------------------------------------------------------------------------------
MILLENNIUM          COMMON     599902103   13503      110678  SH       SOLE            110678     0        0
 PHARMACEUTICALS INC
------------------------------------------------------------------------------------------------------------
MYRIAD GENETICS INC COMMON     62855J104    4099      89100   SH       SOLE             89100     0        0
------------------------------------------------------------------------------------------------------------
NABI INC            COMMON     628716102    1931     417500   SH       SOLE            417500     0        0
------------------------------------------------------------------------------------------------------------
PE CORP       CELERA GEN GRP   69332S201   23154     155400   SH       SOLE            155400     0        0
------------------------------------------------------------------------------------------------------------
PHARMACYCLICS INC   COMMON     716933106    6790     164600   SH       SOLE            164600     0        0
------------------------------------------------------------------------------------------------------------
QLT                 COMMON     746927102   11344     193100   SH       SOLE            193100     0        0
 PHOTOTHERAPETICS INC
------------------------------------------------------------------------------------------------------------
TRANSGENOMIC INC    CONV NT 6% 893991AA7     900     900000   PRN      SOLE            900000     0        0
------------------------------------------------------------------------------------------------------------
TRIPOS INC          COMMON     896928108    2216     192700   SH       SOLE            192700     0        0
------------------------------------------------------------------------------------------------------------
TRIPATH IMAGING INC COMMON     896942109    1064     257900   SH       SOLE            257900     0        0
------------------------------------------------------------------------------------------------------------
VARIAN              COMMON     92220P105    1562      52400   SH       SOLE            52400      0        0
 MED SYS INC
------------------------------------------------------------------------------------------------------------

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